SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY TRANSLATION

Translation of amounts has been made at the following exchange rates into US$1 for the years ended December 31, 2023, 2024 and 2025:

US$ Exchange rate	2023	2024	2025
Year-end SGD:US$1 exchange rate	1.3193	1.3662	1.2847
Average SGD:US$1 exchange rate	1.3428	1.3363	1.3056
Year-end AUD:US$1 exchange rate	0.6828	0.6185	0.6700
Average AUD:US$1 exchange rate	0.6644	0.6597	0.6453
Year-end EUR:US$1 exchange rate	0.9040	0.9661	0.8511
Average EUR:US$1 exchange rate	0.9245	0.9242	0.8859
Year-end JPY:US$1 exchange rate	141	157	156
Average JPY:US$1 exchange rate	141	151	150
Year-end KRW:US$1 exchange rate	1,291	1,478	1,420
Average KRW:US$1 exchange rate	1,307	1,363	1,399
Year-end GBP:US$1 exchange rate	0.7847	0.7987	0.7425
Average GBP:US$1 exchange rate	0.8039	0.7824	0.7573

SCHEDULE OF PLANT AND EQUIPMENT EXPECTED USEFUL LIFE
Expected useful life
Leasehold improvements	The term of lease
Buildings	26 – 35 years
Office equipment	3-15 years
Furniture and fittings	1-23 years
Motor vehicles	5-6 years

SCHEDULE OF SALES TAX RATE

The summary of sales tax rate (including value added tax and goods and service tax) by the governing countries is as follows:-

	Sales tax rate
Jurisdiction	2023	2024	2025
France	20%	20%	20%
Australia	10%	10%	10%
South Korea	10%	10%	10%
Japan	10%	10%	10%
United Kingdom	20%	20%	20%
Singapore	8%	9%	9%

SCHEDULE OF DISAGGREGATED ITS REVENUE FROM CONTRACTS WITH CUSTOMERS AND GEOGRAPHICAL REGION

The Company has disaggregated its net revenue from contracts with customers into categories based on business segments, as follows:

		For the years ended December 31,
Product sales, by business segments:	Point of recognition	2023	2024	2025

Export sales	At a point in time	$311,098,665	$312,043,186	$349,599,092
Retail sales	At a point in time	5,072,320	4,563,729	9,115,672
Leather trading	At a point in time	9,813,484	18,453,936	19,161,359
Total		$325,984,469	$335,060,851	$377,876,123